Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amount Before Income Tax
Financial assets at fair value with movements in other comprehensive income	$ (44)	$ (2)	$ 31
Cash flow hedge	(188,608,231)	147,505,497	(406,971,212)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	13,494	1,043,185	359,797
Foreign currency translation differences	54,024,068	18,994,934	197,099,813
Actuarial gains(losses) on defined-benefit pension plans	(27,122)	(7,304,757)	12,547,898
Income tax related to components of other income and expenses with a charge or credit in equity	(134,597,835)	160,238,857	(196,963,673)
Income Tax Expense (Benefit)
Income tax related to financial assets at fair value through other comprehensive income	12	1	(8)
Income tax related to cash flow hedge	50,924,221	(39,826,484)	109,882,227
Income tax related to defined benefit plans	7,323	1,972,561	(3,387,932)
Total income tax relating to components of other comprehensive income	50,931,556	(37,853,922)	106,494,287
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	(32)	(1)	23
Cash flow hedge	(137,684,010)	107,679,013	(297,088,985)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	13,494	1,043,185	359,797
Foreign currency translation	54,024,068	18,994,934	197,099,813
Actuarial gains(losses) on defined-benefit pension plans	(19,799)	(5,332,196)	9,159,966
Total other comprehensive (loss) income	$ (83,666,279)	$ 122,384,935	$ (90,469,386)